Consolidated Investment Entities - Fair Value Measurement - Additional Information (Detail) (USD $)	12 Months Ended									12 Months Ended									6 Months Ended		6 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended									3 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011 Entity	Jun. 30, 2013	Jun. 30, 2013 VOEs Partner	Dec. 31, 2012 VOEs Partner	Dec. 31, 2011 VOEs Partner	Jun. 30, 2013 VOEs Private Equity Funds	Dec. 31, 2012 VOEs Private Equity Funds	Dec. 31, 2011 VOEs Private Equity Funds	Dec. 31, 2011 LIBOR VOEs Private Equity Funds	Dec. 31, 2012 LIBOR Minimum VOEs Private Equity Funds	Dec. 31, 2012 LIBOR Maximum VOEs Private Equity Funds	Dec. 31, 2011 EURIBOR VOEs Private Equity Funds	Dec. 31, 2012 EURIBOR Minimum VOEs Private Equity Funds	Dec. 31, 2012 EURIBOR Maximum VOEs Private Equity Funds	Jun. 30, 2013 VIEs Corporate Loans Senior Secured Corporate Loans	Dec. 31, 2012 VIEs Corporate Loans Senior Secured Corporate Loans	Dec. 31, 2011 VIEs Corporate Loans Senior Secured Corporate Loans	Jun. 30, 2013 VIEs Corporate Loans Senior Secured Corporate Loans LIBOR	Dec. 31, 2012 VIEs Corporate Loans Senior Secured Corporate Loans LIBOR	Jun. 30, 2013 VIEs Corporate Loans Senior Secured Corporate Loans PRIME	Jun. 30, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2011 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR	Jun. 30, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Minimum	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Minimum	Jun. 30, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Maximum	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Maximum	Dec. 31, 2012 Scenario, Previously Reported VOEs Partner	Dec. 31, 2012 Securities Lenders	Dec. 31, 2011 Securities Lenders	Dec. 31, 2012 ING Bank	Dec. 31, 2011 ING Bank	Jun. 30, 2013 Consolidated investment entities SecurityLoan	Dec. 31, 2012 Consolidated investment entities SecurityLoan	Dec. 31, 2011 Consolidated investment entities SecurityLoan	Jun. 30, 2012 greements to Sell Certain General Account Private Equity Limited Partnership Interest Holdings Tranches	Mar. 31, 2012 greements to Sell Certain General Account Private Equity Limited Partnership Interest Holdings	Dec. 31, 2012 Master Trust ING Bank	Dec. 31, 2011 Master Trust ING Bank	Dec. 31, 2012 Master Trust Karson	Dec. 31, 2011 Master Trust Karson
Variable Interest Entities [Line Items]
Investments	$ 95,487,600,000	$ 92,819,200,000	$ 89,504,800,000																																$ 633,200,000	$ 600,000,000	$ 1,200,000,000
Consolidated collateral loan obligations																																			11	9	5
Investments, carrying value																																							812,200,000
Gain (loss) on sale of investments																																						(91,900,000)
Sale transaction, number of tranches																																						2
Number of limited partnerships				35	35	27																								34
Loaned securities, fair value																																								825,000,000	825,000,000	2,800,000,000	2,700,000,000
Letters of credit and other liquidity obligations																															2,800,000,000	2,700,000,000	825,000,000	1,200,000,000
Basis spread																			10.00%	10.00%	10.00%
Unpaid principal exceeds fair value, amount																	26,900,000	109,000,000				60,600,000	99,600,000	275,000,000
Default of collatera assets, percentage																	1.00%	1.00%
Basis spread										2.50%	2.35%	2.50%	2.50%	2.35%	2.50%											0.22%	0.22%	7.00%	7.00%
Weighted average maturity																						9 years 2 months 12 days	9 years 1 month 6 days
Description of variable rate basis																									LIBOR
Period of funds fully redeemed, period				90 days	90 days
Revolving lines of credit	12,628,300,000		9,713,900,000				325,300,000	325,300,000	200,000,000
Asset coverage, percentage							350.00%	350.00%
Outstanding borrowings	8,191,300,000		7,313,200,000				309,200,000	288,400,000	195,500,000
Number of entities deconsolidated	0	1
Fair value exceeds unpaid principal																$ 16,000,000
Description of variable rate basis																			LIBOR		PRIME